OTHER CURRENT ASSETS, NET	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS, NET

8.	OTHER CURRENT ASSETS, NET

Other current assets, net consist of the following:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Prepaid expenses (a)	19,004	24,954	173
Deposits	15,478	4,370	30
Advance to staff	988	1,679	12
Prepaid consumption tax	4,800	143	1
Advance to suppliers	4,395	4,320	30
Total	44,665	35,466	246

Note:

(a)	Prepaid expenses mainly include prepaid rent and advances for entertainment event performance fees to service providers.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the activity in the allowance for expected credit losses:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	276	—	—
Reversal	(276)	—	—
Balance at the end of the year	—	—	—